Funding from Related Party (Tables)	12 Months Ended
Jun. 30, 2024
Funding from Related Party [Abstract]
Schedule of Funding from Related Party
	30 June 2024 $	30 June 2023 $
Working capital advance from parent – European Lithium Ltd	4,268,857	34,603
	4,268,857	34,603

Balance at beginning of period	34,603	-
Working capital advance from parent	4,234,254	34,603
Balance at end of period	4,268,857	34,603